Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 546	$ 712
Receivables, net	350	402
Inventories, net	263	292
Deferred income taxes	22	31
Other current assets	25	28
Current assets held for sale	72	85
Total current assets	1,278	1,550
Property, plant and equipment, net of accumulated depreciation of $314 and $223, respectively	394	501
Goodwill	88	96
Intangible assets, net	119	140
Restricted cash	43	37
Deferred income taxes	23	38
Other long-term assets	122	128
Long-term assets held for sale	71	66
TOTAL ASSETS	2,138	2,556
LIABILITIES AND EQUITY
Accounts payable, trade	186	205
Short-term borrowings and current portion of long-term debt	4	5
Other current liabilities	247	349
Current liabilities held for sale	22	39
Total current liabilities	459	598
Long-term debt, net of current portion	673	672
Pension and other postretirement liabilities	619	657
Other long-term liabilities	277	322
Long-term liabilities held for sale	7	8
Total liabilities	2,035	2,257
Commitments and contingencies (Note 9)
Equity
Common stock, $0.01 par value
Additional paid in capital	633	621
Treasury stock, at cost	(5)	(4)
Accumulated deficit	(283)	(204)
Accumulated other comprehensive (loss) income	(267)	(136)
Total Eastman Kodak Company shareholders’ equity	78	277
Noncontrolling interests	25	22
Total equity	103	299
TOTAL LIABILITIES AND EQUITY	$ 2,138	$ 2,556